UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2006
                                                ------------------------

Check here if Amendment [ X ]; Amendment Number:    1
                                                  -------
   This Amendment (Check only one.):  [ X ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Stephen L. Farley
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Address:   c/o Farley Capital L.P.
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           780 Third Avenue, Suite 3801
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           New York, New York 10017
           --------------------------------------------------

Form 13F File Number:  028-10425

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen L. Farley
           --------------------------------------------------
Title:     n/a
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Phone:     (212) 421-8741
           --------------------------------------------------

Signature, Place, and Date of Signing:

        /s/ Stephen L. Farley        New York, New York         8/15/06
       ------------------------   ------------------------    ------------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                   0
                                               -------------

Form 13F Information Table Entry Total:             18
                                               -------------

Form 13F Information Table Value Total:          $508,152
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.    NONE


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

                                                      Form 13F INFORMATION TABLE

              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- -------- -------
AON CORP                          037389103        COM     51,345   1,474,583  SH        SOLE      NO     1,474,583
BED BATH & BEYOND INC             931422109        COM     35,947   1,083,707  SH        SOLE      NO     1,083,707
BERKSHIRE HATHAWAY INC DEL        084670108        CL A       275           3  SH        SOLE      NO             3
CARMAX INC                        143130102        COM    129,445   3,650,452  SH        SOLE      NO     3,650,452
DOVER MOTORSPORTS INC             260174107        COM         64      10,870  SH        SOLE      NO        10,870
ECHOSTAR COMMUNICATIONS NEW       278762109        CL A    31,813   1,032,569  SH        SOLE      NO     1,032,569
FASTENAL CO                       311900104        COM        443      11,000  SH        SOLE      NO        11,000
INTERNATIONAL SPEEDWAY CORP       460335201        CL A     2,026      43,686  SH        SOLE      NO        43,686
INVESTORS BANCORP INC             46146P102        COM        327      24,100  SH        SOLE      NO        24,100
MOHAWK INDS INC                   608190104        COM     91,926   1,306,691  SH        SOLE      NO     1,306,691
O REILLY AUTOMOTIVE INC           686091109        COM     11,796     378,197  SH        SOLE      NO       378,197
OUTDOOR CHANNEL HLDGS INC         690027206        COM NEW 12,774   1,237,805  SH        SOLE      NO     1,237,805
PROGRESSIVE CORP OHIO             743315103        COM     18,062     702,527  SH        SOLE      NO       702,527
SLM CORP                          78442P106        COM      1,115      21,073  SH        SOLE      NO        21,073
TRACTOR SUPPLY CO                 892356106        COM      7,183     129,961  SH        SOLE      NO       129,961
WALGREEN CO                       931422109        COM    100,367   2,238,342  SH        SOLE      NO     2,238,342
WASTE INDUSTRIES USA INC          941057101        COM     12,939     570,481  SH        SOLE      NO       570,481
WAUWATOSA HLDGS INC               94348P108        COM        305      17,857  SH        SOLE      NO        17,857
